As filed with the Securities and Exchange Commission on September 7, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21764

                             WINTERGREEN FUND, INC.
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                           Simon D. Collier, President
                               Two Portland Square
                               Portland, ME 04101
                                  207-553-7110



                   Date of fiscal year end: DECEMBER 31, 2006

            Date of reporting period: JANUARY 1, 2006 - JUNE 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

[LOGO]
WINTERGREEN
   FUND
                                                             SEMI-ANNUAL REPORT
                                                         WINTERGREEN FUND, INC.
                                                                  JUNE 30, 2006
                                                                    (UNAUDITED)
                                                        WWW.WINTERGREENFUND.COM

                               TABLE OF CONTENTS

                    A Message to Our Shareholders        1
                    Financial Highlights                 3
                    Portfolio Profile                    4
                    Statement of Investments             5
                    Statement of Assets and Liabilities  8
                    Statement of Operations              9
                    Statements of Changes in Net Assets 10
                    Notes to Financial Statements       11

WINTERGREEN FUND, INC.
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2006

Dear Fellow Wintergreen Shareholder,

At Wintergreen, we think of the Fund's portfolio as a string of pearls with each pearl representing our participation in a business or underlying asset with an attractive valuation and compelling prospects. We have the investment flexibility to view the entire world as our oyster, which has offered us the opportunity to find some of our best investment opportunities in locations outside of the United States. Because we focus on long-term results, at some moments in time we have and will continue to be out of step with investment fashions. Often the unpopular, complicated or neglected investments yield the dynamics we are looking to find. Markets seldom grant these types of investments full value in the short run. This is very much like the barnacles on the oyster shell obscuring the true investment weight of the pearl hiding within the shell.

Markets in general have experienced substantial movements both up and down during the first six months of this year. We have tried to maintain our buying discipline when prices for our favorite securities move up, and to be buyers when prices decline, giving us the possibility to add or initiate positions at bargain prices. As with all investing, with the benefit of hindsight our vision is a clear 20-20, while our day to day efforts are sometimes a bit less precise. We have continued on our path of accumulating special situations which we believe are undervalued in relation to their intrinsic value. Our goal is to enhance the net asset value of the Fund. Our efforts are focused on identifying individual investments that our analysis concludes have the characteristics of downside asset protection and meaningful upside potential over time.

I would like to address a couple of the securities that are particularly important to our portfolio and are good examples of our long-term value hunt for gorgeous pearls hiding in unglamorous oyster shells. One such security is Consolidated Tomoka Land Company ("CTO"). CTO's assets are substantial land holdings located primarily in Volusia County, Florida which is home to Daytona Beach. The company has meaningful income properties and parcels of land that are in the direct path of growth for the city of Daytona. As sentiment towards real estate assets had become negative, Consolidated Tomoka's stock price declined significantly, which gave Wintergreen the opportunity to buy a meaningful stake in the company at prices which we hope will become very attractive over time. A review of real estate prices in the Daytona area over the last few years shows that there have been substantial increases, and yet in comparison to many other areas on the east coast of Florida, Daytona remains much more affordable. This is significant in light of the fact that Florida is one of the states with the fastest growing populations. We are encouraged by investments for which the passage of time appears to increase their value and therefore to be our friend, and CTO certainly seems to be one of those investments. Consolidated Tomoka has a debt free balance sheet and has a strong management team that has done a good job to enhance the value of their properties. We look forward to continuing our work with the company to encourage long-term maximization of shareholder value.

Hong Kong Shanghai Bank ("HSBC") is an example of an international investment that typifies our investment approach. This financial institution began in Hong Kong in 1865 and shortly thereafter started operations in Shanghai. The original purpose of the bank was to facilitate trade, and 140 years later they have maintained focus on their original business plan. Along the way, HSBC has become the third largest bank in the world; with approximately one third of its operations in North America, thirty percent in Europe, and the balance in the rest of the world, especially in emerging markets. HSBC's motto is 'The World's Local Bank' and their operations are conservative in nature with management focused on the long-term prize. The HSBC annual

WINTERGREEN FUND, INC.
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2006

report has no glossy photographs, rather it emphasizes extensive disclosure of their activities. Incentive is placed on generating long-term superior results, not the typical short-term performance which so dominates the behavior of many financial enterprises. They have been disciplined and usually opportunistic acquirers, buying assets that exist under a cloud and are therefore available at attractive prices. The inherent conservatism of their approach encourages us to sleep well at night knowing generally that there are profitable transactions occurring globally twenty four hours a day. Wintergreen Fund can own a fractional interest in this enterprise and participate in global economic activity with management who have shown high integrity and motivation. Over time, HSBC has grown at attractive rates so we feel as if we are buying a bond with a growing coupon. The valuation of HSBC also seems reasonable as at present the dividend yield approximates a money market rate of return and we effectively get the potential future growth of the company for free.

We are optimistic about the quality and quantity of opportunities currently available in global markets. Although we cannot and will not try to guess short-term movements in prices, we are encouraged by the results of our ongoing work to uncover compelling special situations. Our orientation is to seek long-term returns that will reward our shareholders. Most substantial wealth has been achieved by ownership of all or parts of businesses held for many years. At Wintergreen, that is our investment objective and we are enthusiastic about the Fund's portfolio holdings. We feel that we are on a global treasure hunt and the more rocks we look under the more potential gems we will find. It is a process of sifting through volumes of information to identify those leads that might result in a potentially lucrative investment.

We very much appreciate your investment in the Wintergreen Fund. For many of us at Wintergreen Advisers, a significant portion of our personal net worth is invested side by side with yours in Wintergreen Fund. This fact is not lost on us as we seek to find compelling investment opportunities globally. We are not trying to mimic an index and will hold cash when we believe it is in our shareholders best interests. We intend to continue being flexible in terms of the types of assets we will invest in and will continue to search globally for investment opportunities.

Thank you for joining us on this investment journey!

/s/ David Winters
David J. Winters, CFA
Portfolio Manager

THE FUND IS SUBJECT TO SEVERAL RISKS, ANY OF WHICH COULD CAUSE AN INVESTOR TO LOSE MONEY. PLEASE REVIEW THE PROSPECTUS FOR A COMPLETE DISCUSSION OF THE FUND'S RISKS WHICH INCLUDE, BUT ARE NOT LIMITED TO, THE FOLLOWING: SECURITIES OF COMPANIES INVOLVED IN A RESTRUCTURING OR ARE CONSIDERED DISTRESSED COMPANIES; SECURITIES RATED BELOW INVESTMENT GRADE COMMONLY KNOWN AS "JUNK BONDS"; SMALLER COMPANIES; INTEREST RATE RISK; SECURITIES FROM FOREIGN COUNTRIES; AND DERIVATIVES.

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGER AS OF JUNE 30, 2006 AND MAY NOT REFLECT HIS VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THEIR INVESTMENTS IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.

WINTERGREEN FUND, INC.
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period:

                                                                     Six Months   October 17, 2005(a)
                                                                        Ended           through
                                                                    June 30, 2006  December 31, 2005
                                                                    ------------- -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $  10.23          $ 10.00
                                                                      --------          -------
INVESTMENT OPERATIONS
 Net investment income (loss)(b)                                          0.08             0.02
 Net realized and unrealized gain (loss) on investments and foreign
   currency transactions                                                  0.38             0.22
                                                                      --------          -------
Total from Investment Operations                                          0.46             0.24
                                                                      --------          -------
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income                                                   (0.04)           (0.01)
 Redemption fee(b)                                                          --(c)            --
                                                                      --------          -------
NET ASSET VALUE, END OF PERIOD                                        $  10.65          $ 10.23
                                                                      ========          =======
TOTAL RETURN(D)                                                           4.51%            2.41%
RATIO/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)                           $372,342          $54,704
Ratios to Average Net Assets:(e)
 Net investment income (loss)                                             1.68%            1.02%
 Net expenses                                                             1.95%            1.95%
 Gross expenses(f)                                                        2.06%            6.97%
PORTFOLIO TURNOVER RATE(D)                                                   2%               0%

----------------------------------------------
(a)Commencement of operations.
(b)Calculated based on average shares outstanding during the period.
(c)Less than $0.01 per share.
(d)Not annualized for periods less than one year.
(e)Annualized for periods less than one year.
(f)Reflects the expense ratio excluding any waivers and/or reimbursements.
                                             See Notes to Financial Statements.

WINTERGREEN FUND, INC.
PORTFOLIO PROFILE
JUNE 30, 2006

% OF TOTAL NET ASSETS
                                     [CHART]
Short-Term Investments                 28.4%
United States                          26.8%
Hong Kong                              12.1%
Japan                                   7.5%
United Kingdom                          7.8%
Switzerland                             6.0%
Germany                                 2.9%
South Korea                             1.7%
Canada                                  3.4%
Malaysia                                2.3%
Denmark                                 0.6%
Mexico                                  0.2%
Sweden                                  0.2%
Other Assets and Liabilities            0.1%

% OF TOTAL NET ASSETS
Consumer Discretionary                  6.0%
Consumer Staples                       24.6%
Energy                                  6.6%
Financials                             24.9%
Industrials                             1.7%
Materials                               7.4%
Utilities                               0.3%
Short-Term Investments                 28.4%
Other Assets and Liabilities            0.1%


TOP TEN EQUITY* HOLDINGS
                                    % OF TOTAL
ISSUER                              NET ASSETS
Consolidated-Tomoka Land Co.            7.9%
Japan Tobacco, Inc.                     7.5%
Jardine Matheson Holdings, Ltd.         5.3%
Weyerhaeuser Co.                        3.9%
Reynolds American, Inc.                 3.9%
Imperial Tobacco Group plc              3.8%
HSBC Holdings plc                       3.7%
Henkel KGaA                             2.9%
Anglo American plc                      2.7%
Swatch Group AG, Class B                2.6%

--------------------------------------------------
*  Equity holdings include Common Stock

See Notes to Financial Statements.

WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS
JUNE 30, 2006

 SHARES            SECURITY DESCRIPTION             COUNTRY        COST        VALUE
--------- -------------------------------------- ------------- ------------ ------------
COMMON STOCK -- 70.5%
          BANKS -- 4.9%
  785,702 HSBC Holdings plc                      Hong Kong     $ 13,191,402 $ 13,768,893
   20,797 Verwalt & Private Bank AG              Switzerland      4,493,951    4,409,964
                                                               ------------ ------------
                                                                 17,685,353   18,178,857
                                                               ------------ ------------
          BEVERAGES -- 0.2%
   29,500 Coca-Cola Femsa, SA de C.V ADR         Mexico             802,397      870,840
                                                               ------------ ------------
          CASINO HOTELS -- 2.3%
1,299,905 Genting Bhd                            Malaysia         8,268,195    8,384,202
                                                               ------------ ------------
          COSMETICS/PERSONAL CARE -- 1.2%
  239,343 Elizabeth Arden, Inc.+                 United States    5,020,908    4,279,453
                                                               ------------ ------------
          DIVERSIFIED FINANCIAL SERVICES -- 1.2%
   41,032 UBS AG                                 Switzerland      4,334,570    4,497,209
                                                               ------------ ------------
          DIVERSIFIED OPERATIONS -- 5.3%
1,118,350 Jardine Matheson Holdings, Ltd.        Hong Kong       20,341,696   19,682,960
                                                               ------------ ------------
          ELECTRIC -- 0.3%
   34,760 Allegheny Energy, Inc.+                United States      990,868    1,288,553
                                                               ------------ ------------
          FOOD -- 1.7%
    5,014 Lotte Confectionary Co., Ltd.          South Korea      6,529,309    6,307,416
                                                               ------------ ------------
          FOREST PRODUCTS & PAPER -- 3.9%
  234,312 Weyerhaeuser Co.                       United States   16,166,046   14,585,922
                                                               ------------ ------------
          HOME BUILDERS -- 0.7%
   58,900 Ryland Group, Inc.                     United States    3,657,753    2,566,273
                                                               ------------ ------------
          HOUSEHOLD PRODUCTS -- 2.9%
  102,213 Henkel KGaA                            Germany         10,618,347   10,635,120
                                                               ------------ ------------
          INSURANCE -- 2.4%
    2,972 Berkshire Hathaway, Inc.+              United States    8,597,306    9,043,796
                                                               ------------ ------------
          MACHINERY -- 1.0%
   69,960 Schindler Holding AG                   Switzerland      3,334,090    3,630,756
                                                               ------------ ------------

See Notes to Financial Statements.
WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS
JUNE 30, 2006

 SHARES          SECURITY DESCRIPTION           COUNTRY         COST        VALUE
--------- ---------------------------------- -------------- ------------ ------------
          MEDIA -- 0.4%
   25,000 Gannett Co., Inc.                  United States  $  1,513,444 $  1,398,250
                                                            ------------ ------------
          METAL PROCESSORS -- 0.2%
   33,000 Assa Abloy AB, Class B             Sweden              468,344      554,830
                                                            ------------ ------------
          MINING -- 3.5%
  242,792 Anglo American plc                 United Kingdom    8,846,832    9,956,784
   59,000 Newmont Mining Corp.               United States     3,383,538    3,122,870
                                                            ------------ ------------
                                                              12,230,370   13,079,654
                                                            ------------ ------------
          OIL & GAS -- 5.6%
  103,200 Canadian Natural Resources, Ltd.   Canada            5,501,364    5,706,418
  256,316 Petrobank Energy & Resources Ltd.+ Canada            3,196,733    3,495,010
  162,098 Pogo Producing Co.                 United States     7,976,212    7,472,718
  102,592 Whiting Petroleum Corp.+           United States     4,323,376    4,295,527
                                                            ------------ ------------
                                                              20,997,685   20,969,673
                                                            ------------ ------------
          REAL ESTATE -- 11.0%
  612,000 Cheung Kong Holdings Ltd.          Hong Kong         6,421,012    6,631,146
  535,109 Consolidated-Tomoka Land Co.       United States    32,261,720   29,505,910
3,860,416 Shun TAK Holdings, Ltd.            Hong Kong         4,104,367    5,045,256
                                                            ------------ ------------
                                                              42,787,099   41,182,312
                                                            ------------ ------------
          RETAIL -- 2.6%
   58,333 Swatch Group AG, Class B           Switzerland       9,322,135    9,852,580
                                                            ------------ ------------
          TOBACCO -- 18.6%
  196,000 British American Tobacco plc       United Kingdom    4,546,215    4,935,786
  461,061 Imperial Tobacco Group plc         United Kingdom   13,961,081   14,227,805
    7,649 Japan Tobacco, Inc.                Japan            25,704,886   27,870,444
  125,600 Reynolds American, Inc.            United States    12,683,369   14,481,680
  479,700 Vector Group Ltd.                  United States     9,028,388    7,795,125
                                                            ------------ ------------
                                                              65,923,939   69,310,840
                                                            ------------ ------------
          TRANSPORTATION -- 0.6%
      215 AP Moller-Maersk, Class A          Denmark           2,077,963    1,651,578
       50 AP Moller-Maersk, Class B          Denmark             502,889      389,232
                                                            ------------ ------------
                                                               2,580,852    2,040,810
                                                            ------------ ------------
Total Common Stock                                           262,170,706  262,340,306
                                                            ------------ ------------

                                             See Notes to Financial Statements.
WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS
JUNE 30, 2006

    SHARES        SECURITY DESCRIPTION                  COUNTRY          COST         VALUE
  -----------   -----------------------------           -------      ------------  ------------
  INVESTMENT TRUST -- 1.0%
              OIL -- 1.0%
      111,685 Canadian Oil Sands Trust                  Canada       $  2,843,127  $  3,602,096
                                                                     ------------  ------------
   PRINCIPAL
  -----------
  SHORT-TERM INVESTMENTS -- 28.4%
              MONEY MARKET DEPOSIT ACCOUNT -- 0.0%
       87,884 Citibank Money Market Deposit Account, 4.80%                 87,884        87,884
                                                                     ------------  ------------
              REPURCHASE AGREEMENT -- 28.4%
  105,800,000 Citigroup, dated 06/30/06, 5.20%, to be repurchased on
                07/03/06 at $105,845,847; collateralized by various
                U.S. Government Agency Obligations                    105,800,000   105,800,000
                                                                     ------------  ------------
  Total Short-Term Investments                                        105,887,884   105,887,884
                                                                     ------------  ------------
  Total Investments -- 99.9%                                         $370,901,717* $371,830,286
                                                                     ------------  ------------
  Other Assets and Liabilities, Net -- 0.1%                                             511,408
                                                                                   ------------
  NET ASSETS -- 100.0%                                                             $372,341,694
                                                                                   ============

----------------------------------------------
+ Non-income producing security.
ADR AmericanDepository Receipt
PLC  PublicLimited Company
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation              $10,742,564
            Gross Unrealized Depreciation               (9,813,995)
                                                       -----------
            Net Unrealized Appreciation (Depreciation) $   928,569
                                                       ===========

See Notes to Financial Statements.
WINTERGREEN FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006

ASSETS
     Investments:
        Securities, at market value (Cost $265,101,717)                                         $266,030,286
        Repurchase agreements (Cost $105,800,000)                                                105,800,000
     Cash denominated in foreign currencies (Cost $111,842)                                          113,110
     Receivables:
        Fund shares sold                                                                           3,462,739
        Interest and dividends                                                                       338,015
     Prepaid expenses                                                                                 40,332
     Deferred offering costs                                                                          68,285
                                                                                                ------------
Total Assets                                                                                     375,852,767
                                                                                                ------------
LIABILITIES
     Unrealized loss on currency contracts                                                            53,030
     Payables:
        Dividends                                                                                  1,436,373
        Fund shares redeemed                                                                         237,137
        Investment securities purchased                                                            1,055,083
     Accrued Liabilities:
        Investment adviser fees                                                                      439,213
        Distribution expenses                                                                         60,068
        Trustees' fees and expenses                                                                   52,760
        Compliance services fees                                                                       5,314
        Other expenses                                                                               172,095
                                                                                                ------------
Total Liabilities                                                                                  3,511,073
                                                                                                ------------
NET ASSETS                                                                                      $372,341,694
                                                                                                ============
COMPONENTS OF NET ASSETS
     Paid-in capital                                                                            $371,335,933
     Accumulated undistributed (distributions in excess of) net investment income                    504,846
     Net realized gain (loss) on foreign currency transactions                                      (377,239)
     Unrealized appreciation (depreciation) of investments and foreign currency translations         878,154
                                                                                                ------------
NET ASSETS                                                                                      $372,341,694
                                                                                                ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Based on net assets of $372,341,694 and 34,950,857 shares outstanding (1,000,000,000
  shares authorized)                                                                            $      10.65
                                                                                                ------------

                                             See Notes to Financial Statements.
WINTERGREEN FUND, INC.
STATEMENT OF OPERATIONS
PERIOD ENDED JUNE 30, 2006

INVESTMENT INCOME
     Dividend income (net of foreign withholding taxes $105,777)    $2,170,896
     Interest income                                                 2,033,679
                                                                    ----------
Total Investment Income                                              4,204,575
                                                                    ----------
EXPENSES
     Investment Adviser fees                                         1,738,768
     Administrator fees                                                105,801
     Transfer agency fees                                               44,895
     Distribution fees                                                  91,325
     Custodian fees                                                     21,843
     Accounting fees                                                    35,163
     Professional fees                                                  67,196
     Registration fees                                                  40,582
     Trustees' fees and expenses                                        84,350
     Compliance services fees                                           29,255
     Amortization of offering costs                                     81,992
     Miscellaneous expenses                                             48,937
                                                                    ----------
Total Expenses                                                       2,390,107
     Fees waived                                                      (129,708)
                                                                    ----------
Net Expenses                                                         2,260,399
                                                                    ----------
NET INVESTMENT INCOME (LOSS)                                         1,944,176
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS
     Realized Gain (Loss) on:
        Investments                                                    130,768
        Foreign currency transactions                                 (508,007)
                                                                    ----------
     Net Realized Gain (Loss)                                         (377,239)
                                                                    ----------
     Change in Unrealized Appreciation (Depreciation) on:
        Investments                                                    187,914
        Foreign currency translations                                  (50,415)
                                                                    ----------
     Net Change in Unrealized Appreciation (Depreciation)              137,499
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS                                               (239,740)
                                                                    ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $1,704,436
                                                                    ==========

See Notes to Financial Statements.
WINTERGREEN FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   October 17, 2005(a)
                                                                     Period Ended        through
                                                                     June 30, 2006  December 31, 2005
                                                                     ------------- -------------------
OPERATIONS
   Net investment income (loss)                                      $  1,944,176      $    55,044
   Net realized gain (loss)                                              (377,239)          (1,061)
   Net change in unrealized appreciation (depreciation)                   137,499          740,655
                                                                     ------------      -----------
Increase (Decrease) in Net Assets Resulting from Operations             1,704,436          794,638
                                                                     ------------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                               (1,436,363)         (57,374)
                                                                     ------------      -----------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                                       332,723,008       53,852,420
   Proceeds from reinvestment of distributions                          1,380,745           55,570
   Cost of redemption of shares                                       (16,744,524)         (41,360)
   Redemption fees                                                         10,498               --
                                                                     ------------      -----------
Increase (Decrease) from Capital Share Transactions                   317,369,727       53,866,630
                                                                     ------------      -----------
Increase (Decrease) in Net Assets                                     317,637,800       54,603,894
NET ASSETS
   Beginning of Period                                                 54,703,894          100,000
                                                                     ------------      -----------
   End of Period (includes accumulated undistributed net investment
     income of $504,846)                                             $372,341,694      $54,703,894
                                                                     ============      ===========
SHARE TRANSACTIONS
   Sale of shares                                                      31,062,540        5,334,163
   Reinvestment of distributions                                          129,645            5,432
   Redemption of shares                                                (1,586,880)          (4,043)
                                                                     ------------      -----------
Increase (Decrease) in Shares                                          29,605,305        5,335,552
                                                                     ============      ===========

----------------------------------------------
(a)Commencement of operations.
                                             See Notes to Financial Statements.

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006

NOTE 1. ORGANIZATION

Wintergreen Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund was organized as a Maryland corporation on May 5, 2005 and commenced operations on October 17, 2005. The Fund is authorized to issue 1 billion shares of beneficial interest with $0.001 per share par value. The Fund seeks capital appreciation.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION -- Securities traded or dealt on one or more securities exchange (whether domestic or foreign including the National Association of Securities Dealers' Automated Quotation System ("NASDAQ")) and not subject to restrictions against resale shall be valued: (i) at the last quoted sale price or, in the absence of a sale, (ii) at the mean of the last bid and asked price. If a security is traded or dealt on more than one exchange, or on one or more exchanges and in the over-the-counter market, quotations from the market in which the security is primarily traded shall be used.

The Fund values securities at fair value pursuant to procedures adopted by the Fund's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available; or (2) the Adviser (as defined in Note
3) believes that prices or values do not represent the fair value of the investment; or (3) securities are determined to be illiquid in accordance with the Liquidity Procedures adopted by the Fund's Board of Directors.

Fair valuation is based on subjective factors and as a result, the fair value price of an asset may differ from the asset's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value ("NAV") than a NAV determined by using market quotes. There were no fair valued securities at June 30, 2006.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN LOSS -- Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded on the accrual basis. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

FOREIGN CURRENCIES -- Foreign currency amounts are translated into U.S. dollars based on the mean of the current bid and asked price by major banking institutions and currency dealers. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices are not isolated. Such fluctuations are included with net realized and unrealized gain or loss on investments.

FOREIGN FORWARD CONTRACTS -- The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006

involve a risk of loss if the investment adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to the Fund. Realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders of net investment income are intended to be made twice each year and net capital gains, if any, are declared and paid at least annually. The amount of distribution will vary, and there is no guarantee the Fund will pay either income dividends or a capital gain distribution. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund. The Fund records dividends and distributions on its books on the ex-dividend date.

FEDERAL TAXES -- The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. Income and gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Therefore, no Federal income or excise tax provision is required.

REDEMPTION FEE -- The Fund charges a redemption fee of 2.00% of NAV of shares redeemed if the shares are owned less than 60 days. The fee is charged for the benefit of the remaining shareholders and is paid to the Fund to help offset future transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out method to determine the holding period. Under this method, the date of redemption is compared with the earliest purchase date of the shares held in the account. The fee is accounted for as paid-in capital.

REPURCHASE AGREEMENTS -- The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying collateral, whose market value always exceeds or equals the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The Funds' investment adviser is responsible for determining the value of the underlying collateral. In the event of default, the Fund may have difficulties with the disposition of any such securities held as collateral.

USE OF ESTIMATES -- These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006

assumptions that may affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the period. Actual amounts could differ from those estimates.

CONTRACTUAL OBLIGATIONS -- The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had any prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

NEW ACCOUNTING PRONOUNCEMENTS -- In June 2006, the Financial Accounting Standards Board issued Financial Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (the "Interpretation"), which is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the Fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH RELATED
PARTIES

INVESTMENT ADVISER -- Wintergreen Advisers, LLC. (the "Adviser") is the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.50% of the Fund's average daily net assets.

ADMINISTRATION AND OTHER SERVICES -- Citigroup Fund Services, LLC
("Citigroup"), provides administration, portfolio accounting and transfer agency services to the Fund.

DISTRIBUTION -- Foreside Fund Services, LLC is the Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Adviser, Citigroup or its affiliated companies. Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act, ("Distribution Plan"), the Fund reimburses the Distributor for distribution expenses incurred by the Distributor on behalf of the Fund of up to 0.25% of the average daily net assets. The Distributor may pay some or all of these fees to various financial institutions, including the Adviser, that provide distribution or shareholder services. The Distribution Plan obligates the Fund to pay the Distributor compensation for the Distributor's services and not as reimbursement for certain expenses incurred. For the period ended June 30, 2006, the Distributor received $91,325 for distribution expenses.

Under a Compliance Services Agreement with the Fund, the Distributor provides a Chief Compliance Officer, President and Treasurer to the Fund, as well as certain additional compliance support functions. The certifying officer of the Fund is also a principal of the Distributor. The Distributor has no role in determining the investment policies or which securities are to be purchased or sold by the Fund.

FUND OFFICERS -- Certain officers of the Fund are directors, officers or employees of the Adviser, Citigroup or the Distributor.

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006

NOTE 4. WAIVER OF FEES

The Adviser has voluntarily agreed to waive fees to limit the Fund's expenses so that total annual operating expenses do not exceed 1.95% of average daily net assets. This voluntary waiver may be reduced or eliminated at any time. It is not the intention of the Adviser to reduce or eliminate the voluntary waiver of fees or expenses. For the period ended June 30, 2006, the Investment Adviser waived fees totaling $129,708.

NOTE 5. SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (including maturities), other than short-term investments, were $241,730,405 and $3,029,831, respectively, for the six month period ended June 30, 2006.

NOTE 6. CURRENCY CONTRACTS

                               Settlement                 Net Unrealized
         Contracts  Settlement   Value    Market Value at  Depreciation
          to Sell      Date      (USD)     June 30, 2006      (USD)
        ----------- ---------- ---------- --------------- --------------
        500,000 GBP  07/20/06   $890,100     $925,212        $35,112
        300,000 GBP  07/20/06    537,210      555,128         17,918

----------------------------------------------
GBP -- Great British Pound

NOTE 7. FEDERAL TAX INFORMATION

As of December 31, 2005, distributable earnings on a tax basis were as follows:

                        Unrealized Appreciation $740,655

For tax purposes, the 2005 post-October loss was $2,967. This loss will be recognized for tax purposes on the first business day of 2006.

On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended December 31, 2005. The following reclassification was primarily due to a distribution in excess of earnings, and has no impact on the net assets of the Fund.

                   Accumulated Net Investment Income $ (637)
                   Undistributed Net Realized Gain    1,061
                   Paid-In-Capital                     (424)

NOTE 8. PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (888) GOTOGREEN (888-468-6473) and on the SEC's website at www.sec.gov. The Fund's proxy voting

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006

record for the twelve-month period ended June 30, is available, without charge and upon request, by calling (888) GOTOGREEN (888-468-6473) and on the SEC's website at www.sec.gov.

NOTE 9. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge and upon request, on the SEC's website at www.sec.gov. or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

NOTE 10. SHAREHOLDER EXPENSES EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES -- The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES -- The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                Beginning       Ending      Expenses
                              Account Value  Account Value Paid During
                             January 1, 2006 June 30, 2006   Period*
                             --------------- ------------- -----------
         Actual Return          $1,000.00      $1,045.11      $9.89
         Hypothetical Return    $1,000.00      $1,015.12      $9.74

----------------------------------
* As expressed below, expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year/365 to reflect the half-year period.

                                                             Number of Days in Most
             Fund's Annualized        Average Account        Recent Fiscal Half Year
Expenses =     Expense Ratio   X   Value Over the Period X   -----------------------
                                                                       365

NOTE 11. OTHER INFORMATION

On June 30, 2006, two omnibus accounts held approximately 48% of the outstanding shares of the Fund. These accounts are held on behalf of several thousand underlying shareholders.

                            WINTERGREEN FUND, INC.

                             FOR MORE INFORMATION

                              INVESTMENT ADVISER
                           Wintergreen Advisers, LLC
                         333 Route 46 West, Suite 204
                       Mountain Lakes, New Jersey 07046

                                TRANSFER AGENT
                         Citigroup Fund Services, LLC
                              Two Portland Square
                             Portland, Maine 04101

                                  DISTRIBUTOR
                          Foreside Fund Services, LLC
                        Two Portland Square, 1st Floor
                             Portland, Maine 04101
                               www.foresides.com

                            WINTERGREEN FUND, INC.
                                 P.O. Box 446
                              Two Portland Square
                             Portland, Maine 04112
                                (888) GOTOGREEN
                                (888-468-6473)
                            www.wintergreenfund.com

This report is submitted for the general information of the shareholders of the
  Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable.

ITEM 11. CONTROLS AND PROCEDURES
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Wintergreen Fund, Inc.

By       /s/ Simon D. Collier
         ---------------------------
         Simon D. Collier, President & Principal Executive Officer

Date     8/29/06
         ---------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ Simon D. Collier
         ---------------------------
         Simon D. Collier, President & Principal Executive Officer

Date     8/29/06
         ---------------------------


By       /s/ Simon D. Collier
         ---------------------------
         Simon D. Collier, Treasurer & Principal Financial Officer

Date     8/29/06
         ---------------------------